UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle May 14, 2010

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 775907

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108    21858 758155.0000 SH    Sole                        758155.0000
AFLAC INC COM                  COM              001055102    29599 545210.0000 SH    Sole                        545210.0000
ALLEGIANT TRAVEL CO            COM              01748X102    13936 240855.0000 SH    Sole                        240855.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    23682 370085.0000 SH    Sole                        370085.0000
ALLIANT TECHSYSTEMS COM        COM              018804104    22373 275195.0000 SH    Sole                        275195.0000
AMEDISYS INC                   COM              023436108    20541 371985.0000 SH    Sole                        371985.0000
AT&T INC COM                   COM              00206R102    25423 983865.0000 SH    Sole                        983865.0000
Abbott Labs                    COM              002824100    24034 456235.0000 SH    Sole                        456235.0000
Bank of America Corp           COM              060505104    28958 1622274.0000 SH   Sole                        1622274.0000
Berkshire Hathaway CL B        COM              084670702    24629 303055.0000 SH    Sole                        303055.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    16594 701945.0000 SH    Sole                        701945.0000
CONSOL ENERGY INC COM          COM              20854P109     8612 201870.0000 SH    Sole                        201870.0000
Cisco Systems Inc              COM              17275R102    26972 1036180.0000 SH   Sole                        1036180.0000
Corning Inc.                   COM              219350105    19022 941229.0000 SH    Sole                        941229.0000
DRAGONWAVE INC COM             COM              26144M103     1899 205290.0000 SH    Sole                        205290.0000
FIDELITY NATL INFO SVC COM     COM              31620M106     9107 388838.0000 SH    Sole                        388838.0000
HARRIS CORP DEL COM            COM              413875105    24462 515097.0000 SH    Sole                        515097.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     2653 203585.0000 SH    Sole                        203585.0000
HEWLETT-PACKARD CO             COM              428236103    23977 451115.0000 SH    Sole                        451115.0000
HOLOGIC INC                    COM              436440101     5562 300000.0000 SH    Sole                        300000.0000
Hartford Financial Svcs. Grp.  COM              416515104    23662 832595.0000 SH    Sole                        832595.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     3457 548710.0000 SH    Sole                        548710.0000
ITT EDUCATIONAL SERVICES INC   COM              45068B109    25237 224370.0000 SH    Sole                        224370.0000
Igate Capital Corp.            COM              45169U105     1027 105600.0000 SH    Sole                        105600.0000
Intel Corp                     COM              458140100     9677 434155.0000 SH    Sole                        434155.0000
International Business Machine COM              459200101    10182 79388.0000 SH     Sole                        79388.0000
KINETIC CONCEPTS INC           COM              49460W208    35783 748432.0000 SH    Sole                        748432.0000
LABORATORY CORP OF AMERICA     COM              50540R409    24897 328845.0000 SH    Sole                        328845.0000
LENDER PROCESSING SVCS COM     COM              52602E102    13173 348943.0000 SH    Sole                        348943.0000
MASTERCARD INC CL A            COM              57636Q104     2774 10920.0000 SH     Sole                        10920.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     8051 525185.0000 SH    Sole                        525185.0000
MIPS TECHNOLOGIES INC.         COM              604567107     1192 267340.0000 SH    Sole                        267340.0000
Microsoft Corp                 COM              594918104      385 13135.0000 SH     Sole                        13135.0000
Novogen LTD                    COM              67010F103      503 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    29259 1138025.0000 SH   Sole                        1138025.0000
P C CONNECTION COM             COM              69318J100      372 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    36428 698397.3650 SH    Sole                        698397.3650
PRINCIPAL FINANCIAL GP COM     COM              74251V102    26921 921650.0000 SH    Sole                        921650.0000
Pfizer Inc                     COM              717081103    29183 1701613.0000 SH   Sole                        1701613.0000
Rush Enterprises CLA           COM              781846209     3973 300762.0000 SH    Sole                        300762.0000
Rush Enterprises CLB           COM              781846308      431 35022.0000 SH     Sole                        35022.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102     4473 406665.0000 SH    Sole                        406665.0000
Stanley Furniture Inc New      COM              854305208     4907 482990.0000 SH    Sole                        482990.0000
State Street Corp              COM              857477103    25948 574840.0000 SH    Sole                        574840.0000
Transocean LTD                 COM              H8817H100     8639 100014.0000 SH    Sole                        100014.0000
UnitedHealth Group Inc.        COM              91324P102    35331 1081459.0000 SH   Sole                        1081459.0000
WESCO INTERNATIONAL INC        COM              95082P105    24575 708000.0000 SH    Sole                        708000.0000
Wal-Mart Stores                COM              931142103      301 5420.0000 SH      Sole                         5420.0000
Zimmer Holdings Inc.           COM              98956P102    11012 186020.0000 SH    Sole                        186020.0000
Muhlenkamp Fund                                 962096103      260 4851.2270 SH      Sole                         4851.2270